Accumulated Other Comprehensive Income (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	¥ 18,517,087	¥ 16,523,597
Net change during the fiscal year	473,474	1,462,277	¥ 598,005
Balance at end of fiscal year	19,249,738	18,517,087	16,523,597
Accumulated other comprehensive income, net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	2,237,625	871,054	283,550
Net change during the fiscal year	323,565	1,366,571	587,504
Balance at end of fiscal year	2,561,190	2,237,625	871,054
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(826,271)	(883,931)	(676,100)
Net change during the fiscal year	(56,790)	57,660	(207,831)
Balance at end of fiscal year	(883,061)	(826,271)	(883,931)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(41,382)	3,268	(14,538)
Net change during the fiscal year	11,261	(44,650)	17,806
Balance at end of fiscal year	(30,121)	(41,382)	3,268
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	63	551	6,277
Net change during the fiscal year	(1,262)	(488)	(5,726)
Balance at end of fiscal year	(1,199)	63	551
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	389,392	8,350	28,946
Net change during the fiscal year	71,894	381,042	(20,596)
Balance at end of fiscal year	461,286	389,392	8,350
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	2,715,823	1,742,816	938,965
Net change during the fiscal year	298,462	973,007	803,851
Balance at end of fiscal year	¥ 3,014,285	¥ 2,715,823	¥ 1,742,816